Related Party Transactions (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related party transactions, due amount paid to Managing Owner	$ 150,675	$ 137,195
Related party transactions, amount due to Managing Owner	$ 32,064	$ 801